Marketable Securities - InterCure Ltd	12 Months Ended
Dec. 31, 2021
Marketable Securities - InterCure Ltd [Abstract]
MARKETABLE SECURITIES – InterCure Ltd

NOTE 6: MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	December 31,
	2021	2020
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	3,158	2,411

The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of December 31, 2021 the Company holds approximately 1.11% of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE” and at the Nasdaq Capital Market - “Nasdaq”).

c.	Changes in marketable securities for the years ended December 31, 2021, 2020 and 2019, were as follows:

	December 31,
	2021	2020	2019
	U.S. dollars in thousands

Fair value opening balance	2,411	2,273	2,847
Changes in fair value during the year	747	138	(574)

Fair value closing balance	3,158	2,411	2,273